Shareholder Fees - CAVU Securities Share - Invesco Liquid Assets Portfolio - CAVU Securities Class	Dec. 17, 2021
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none